Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Impairments of intangible assets			$ 0	$ 0	$ 0	$ 0
Amortization expense	$ 5,714,000		5,714,000		$ 300,000	$ 0	$ 0
Amortization of lease acquisition cost	3,000		18,000
Amortization expense	$ 1,807,000	$ 0	$ 5,431,000	$ 0